REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Details) - USD ($)	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Nov. 24, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 17, 2019	Dec. 31, 2018
Balance Sheet
Common stock subject to possible redemption	$ 143,086,271			$ 143,086,271		$ 93,929,920	$ 86,394,680	$ 80,397,819	$ 106,884,111
Common stock	1,039			856					839
Additional paid-in capital	998,110			1,611,049					1,374,319
Accumulated deficit	(136,979,761)			(107,747,243)					(75,961,522)
Total Stockholders' Equity (Deficit)	(106,135,338)	$ (122,287,890)	$ (114,572,770)	(106,135,338)			(106,135,338)		$ (74,586,364)		$ (56,550,017)
LifeSci Acquisition II Corp
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Minimum net tangible assets		5,000,001
Balance Sheet
Common stock subject to possible redemption	80,090,410	80,090,410
Common stock	201	201					216
Additional paid-in capital	998,110	998,110					24,784
Accumulated deficit	(1,392,079)	(562,449)					(1,000)
Total Stockholders' Equity (Deficit)	$ (393,768)	435,862				$ 23,920	$ 24,000			$ 0
Restatement of redeemable common stock as temporary equity | LifeSci Acquisition II Corp
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Redemption value per share						$ 10.00
Minimum net tangible assets						$ 5,000,001
Balance Sheet
Common stock subject to possible redemption		80,090,410	80,090,410	80,090,410	$ 80,090,410
Common stock		201	201	216	216
Additional paid-in capital		998,110	998,110	998,095	998,095
Accumulated deficit		(562,449)	(186,762)	(81,623)	(1,080)
Total Stockholders' Equity (Deficit)		435,862	811,549	916,688	997,231
As Previously Reported | LifeSci Acquisition II Corp
Balance Sheet
Common stock subject to possible redemption		75,526,270
Common stock		246
Additional paid-in capital		5,562,205
Accumulated deficit		(562,449)
Total Stockholders' Equity (Deficit)		5,000,002
As Previously Reported | Restatement of redeemable common stock as temporary equity | LifeSci Acquisition II Corp
Balance Sheet
Common stock subject to possible redemption		75,526,270	75,901,950	76,007,090	76,087,640
Common stock		246	242	256	256
Additional paid-in capital		5,562,205	5,186,529	5,081,375	5,000,825
Accumulated deficit		(562,449)	(186,762)	(81,623)	(1,080)
Total Stockholders' Equity (Deficit)		5,000,002	5,000,009	5,000,008	5,000,001
Adjustment | LifeSci Acquisition II Corp
Balance Sheet
Common stock subject to possible redemption		4,564,140
Common stock		(45)
Additional paid-in capital		(4,564,095)
Total Stockholders' Equity (Deficit)		(4,564,140)
Adjustment | Restatement of redeemable common stock as temporary equity | LifeSci Acquisition II Corp
Balance Sheet
Common stock subject to possible redemption		4,564,140	4,188,460	4,083,320	4,002,770
Common stock		(45)	(41)	(40)	(40)
Additional paid-in capital		(4,564,095)	(4,188,419)	(4,083,280)	(4,002,730)
Total Stockholders' Equity (Deficit)		$ (4,564,140)	$ (4,188,460)	$ (4,083,320)	$ (4,002,770)